Share-Based Compensation and US Foods Common Stock Issuances - Summary of Changes In Redeemable Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
BALANCE-December 29, 2012	$ 31,000	$ 31,000
Payments on management loans	(8,091)	(23)	$ (3,481)
BALANCE-December 27, 2014	25,000	31,000	31,000
Redeemable Common Stock Excluding Management Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
BALANCE-December 29, 2012	$ 42,684	$ 38,090	$ 38,548
BALANCE-December 29, 2012 (Shares)	2,754,179	2,601,296	2,771,170
Issuance of Redeemable common stock	$ 20,478	$ 169	$ 14,092
Issuance of Redeemable common stock (Shares)	1,720,923	193,089	1,063,159
Redeemable common stock repurchased	$ (31,878)	$ (744)	$ (18,377)
Redeemable common stock repurchased (Shares)	(2,116,483)		(1,233,033)
Redeemable common stock repurchased (Shares)		(40,206)
Reclassification to award liability	$ (619)
Share-based compensation expense for Redeemable common stock awards	7,776	$ 5,169	$ 3,827
BALANCE-December 27, 2014	$ 38,441	$ 42,684	$ 38,090
BALANCE-December 27, 2014 (Shares)	2,358,619	2,754,179	2,601,296
Management Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
BALANCE-December 29, 2012		$ (167)	$ (358)
Redeemable common stock repurchased			123
Payments on management loans		167	68
BALANCE-December 27, 2014			(167)
Redeemable Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
BALANCE-December 29, 2012	$ 42,684	37,923	38,190
Issuance of Redeemable common stock	20,478	169	14,092
Redeemable common stock repurchased	(31,878)	(744)	(18,254)
Reclassification to award liability	(619)
Payments on management loans		167	68
Share-based compensation expense for Redeemable common stock awards	7,776	5,169	3,827
BALANCE-December 27, 2014	$ 38,441	$ 42,684	$ 37,923